Exhibit 1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Natixis, New York Branch (the “Company”)

Natixis Commercial Mortgage Securities LLC

Natixis Securities Americas LLC

China Merchants Bank Co., Ltd., New York Branch

Credit Suisse Securities (USA) LLC

(together with the Company, the “Specified Parties”)

Re: Natixis Commercial Mortgage Securities Trust 2018-RIVA – Loan File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Company contained in an electronic data file entitled “NCMS 2018-RIVA 2.12.2018.xlsx” provided to us on February 12, 2018 (the “Data File”) containing information pertaining to the mortgage loan (“Mortgage Loan”) and four related mortgaged properties (“Mortgaged Properties”) which we were informed are to be included as collateral in the offering of the Natixis Commercial Mortgage Securities Trust 2018-RIVA, Commercial Mortgage Pass-Through Certificates, Series 2018-RIVA. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

●	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.
●	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
●	The term “rounding” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
●	The term “Cut-Off Date” means the payment date in March 2018, as provided by the Company.
●	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
●	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
●	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

●	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
●	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology, or value and described in Attachment C.

We were instructed by the Company to perform the agreed-upon procedures on the Mortgage Loan and the related Mortgaged Properties in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document was indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specific attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions, and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions, or information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and Mortgaged Properties, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originators of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

2

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
February 12, 2018

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Property Address	Appraisal
Property City	Appraisal
Property State	Appraisal
Property Zip Code	Appraisal
County	Appraisal
Year Built	Appraisal
Year Renovated	Appraisal
Property Type	Appraisal
Specific Property Type	Appraisal
No. of Units	Underwritten Rent Roll, Borrower Rent Roll
Unit of Measure	Underwritten Rent Roll, Borrower Rent Roll
Occupancy %	Underwritten Rent Roll, Borrower Rent Roll
Occupancy % Source Date	Underwritten Rent Roll, Borrower Rent Roll
Acreage	Zoning Report
Borrower Name	Promissory Note
Note Date	Promissory Note
First Payment Date	Loan Agreement
Maturity Date	Loan Agreement
Payment Due Date	Loan Agreement
Specific Payment Schedule (Y/N)	Loan Agreement
Rate Type	Loan Agreement
Index for Floating Rate	Loan Agreement
Mortgage Loan Margin %	Provided by the Company
Rounding Factor	Loan Agreement
Time of Rounding (Before Spread, After Spread)	Loan Agreement
Rounding Direction	Loan Agreement

A-1

Attribute	Source Document
Lookback Period	Loan Agreement
LIBOR Cap Provider	Interest Rate Protection Agreement
LIBOR Cap Provider Rating	Provided by the Company
LIBOR Floor %	Loan Agreement
LIBOR Cap Strike Price %	Loan Agreement
Interest Accrual Basis	Loan Agreement
Interest Accrual Basis During IO Period	Loan Agreement
Original Principal Balance	Provided by the Company
Loan Level Cut-Off Date Balance	Loan Agreement
Balloon Payment	Loan Agreement
Prepayment Restriction Code	Loan Agreement
Early Defeasance Loan (Y/N)	Loan Agreement
Spread Maintenance Calculation Method	Loan Agreement
Amortization Term (Original)	Loan Agreement
Amortization Term (Remaining)	Loan Agreement
Loan Term (Original)	Loan Agreement
IO Period	Loan Agreement
Loan Amortization Type	Loan Agreement
Extension Options	Loan Agreement
Extension Option Conditions	Loan Agreement
First Extension Fee ($)	Loan Agreement
First Extension Fee %	Loan Agreement
First Extension Period (Months)	Loan Agreement
First Extension Amortization (Y/N)	Loan Agreement
First Extension Amortization Schedule	Loan Agreement
First Extension Amortization Interest Rate	Loan Agreement
First Extension Amortization Total Monthly Payment	Loan Agreement

A-2

Attribute	Source Document
Second Extension Fee ($)	Loan Agreement
Second Extension Fee %	Loan Agreement
Second Extension Period (Months)	Loan Agreement
Second Extension Amortization (Y/N)	Loan Agreement
Second Extension Amortization Schedule	Loan Agreement
Second Extension Amortization Interest Rate	Loan Agreement
Second Extension Amortization Total Monthly Payment	Loan Agreement
Third Extension Fee ($)	Loan Agreement
Third Extension Fee %	Loan Agreement
Third Extension Period (Months)	Loan Agreement
Third Extension Amortization (Y/N)	Loan Agreement
Third Extension Amortization Schedule	Loan Agreement
Third Extension Amortization Interest Rate	Loan Agreement
Third Extension Amortization Total Monthly Payment	Loan Agreement
Exit Fee ($)	Loan Agreement
Exit Fee %	Loan Agreement
ARD Loan (Y/N)	Loan Agreement
Grace Period Default (days)	Loan Agreement
Grace Period Late (days)	Loan Agreement
Grace Period Balloon (days)	Loan Agreement
USPAP Appraisal (Y/N)	Appraisal
As-Is Appraised Value	Appraisal
As-Is Appraisal Valuation Date	Appraisal
Stabilized Appraised Value	Appraisal
Stabilized Appraisal Valuation Date	Appraisal
As-Stabilized Value Used (Y/N)	Appraisal
LTV Adjusted (Y/N)	Loan Agreement

A-3

Attribute	Source Document
LTV Adjustment Amount	Loan Agreement
UW DSCRs/DYs Adjusted (Y/N)	Loan Agreement
UW Adjustment Amount	Loan Agreement
UW Occupancy %	Underwritten Cash Flows
UW Revenues	Underwritten Cash Flows
UW Expenses	Underwritten Cash Flows
UW NOI	Underwritten Cash Flows
UW FF&E	Underwritten Cash Flows
UW Non-Recurring	Underwritten Cash Flows
UW NCF	Underwritten Cash Flows
UW Management Fee %	Underwritten Cash Flows
UW FF&E Reserves %	Underwritten Cash Flows
UW Hotel ADR	Underwritten Cash Flows
UW Hotel RevPAR	Underwritten Cash Flows
Most Recent Period Description	Underwritten Cash Flows
Most Recent Revenues	Underwritten Cash Flows
Most Recent Expenses	Underwritten Cash Flows
Most Recent NOI	Underwritten Cash Flows
Most Recent FF&E	Underwritten Cash Flows
Most Recent NCF	Underwritten Cash Flows
Most Recent Hotel ADR	Underwritten Cash Flows
Most Recent Hotel RevPAR	Underwritten Cash Flows
Second Most Recent Period Description	Underwritten Cash Flows
Second Most Recent Revenues	Underwritten Cash Flows
Second Most Recent Expenses	Underwritten Cash Flows
Second Most Recent NOI	Underwritten Cash Flows
Second Most Recent FF&E	Underwritten Cash Flows

A-4

Attribute	Source Document
Second Most Recent NCF	Underwritten Cash Flows
Second Most Recent Hotel ADR	Underwritten Cash Flows
Second Most Recent Hotel RevPAR	Underwritten Cash Flows
Third Most Recent Period Description	Underwritten Cash Flows
Third Most Recent Revenues	Underwritten Cash Flows
Third Most Recent Expenses	Underwritten Cash Flows
Third Most Recent NOI	Underwritten Cash Flows
Third Most Recent CapEx	Underwritten Cash Flows
Third Most Recent NCF	Underwritten Cash Flows
Third Most Recent Hotel ADR	Underwritten Cash Flows
Third Most Recent Hotel RevPAR	Underwritten Cash Flows
Assumption Frequency	Loan Agreement
Assumption Fee	Loan Agreement
Portfolio Cross Release Conditions	Loan Agreement
Free Release (Y/N)	Loan Agreement
Free Release Description	Loan Agreement
Value of Free Release Parcel included in Appraisal	Loan Agreement
Partial Release and/or Partial Defeasance	Loan Agreement
Partial Release and/or Defeasance Description	Loan Agreement
Substitution (Y/N)	Loan Agreement
Substitution Description	Loan Agreement
Lien Position	Proforma Policy, Title
Title Vesting (Fee/Leasehold/Both)	Proforma Policy, Title
Ground Lease Subordinate (Y/N/Silent)	Loan Agreement, Ground Lease
Ground Lease Initial Expiration Date	Ground Lease
Annual Ground Rent Payment	Ground Lease
Annual Ground Rent Increases	Ground Lease

A-5

Attribute	Source Document
Extension Options Description	Ground Lease
Ground Lease Expiration Date with Extension Options	Ground Lease
Notice and Cure Rights (Y/N)	Loan Agreement
TIC (Y/N)	Loan Agreement
Max Number of TICs	Loan Agreement
Single Purpose Borrower (Y/N)	Loan Agreement
Independent Director (Y/N)	Loan Agreement
Borrower Non-Consolidation Opinion (Y/N)	Non-Consolidation Letter
DST (Y/N)	Loan Agreement
IDOT (Y/N)	Loan Agreement
Type of Lockbox	Loan Agreement; Deposit Account Agreement
Lockbox Trigger Event	Loan Agreement
Property Manager	Management Agreement
Fraud Carveout Indemnitor	Environmental Indemnity
Environmental Carveout Indemnitor	Environmental Indemnity
Engineering Escrow/Deferred Maintenance	Closing Statement, Loan Agreement
Engineering/Deferred Maintenance Escrow - Cash or LoC	Closing Statement, Loan Agreement
Engineering/Deferred Maintenance Escrow - LoC Counterparty	Closing Statement, Loan Agreement
Environmental Escrow	Closing Statement, Loan Agreement
Environmental Escrow - Cash or LoC	Closing Statement, Loan Agreement
Environmental Escrow - LoC Counterparty	Closing Statement, Loan Agreement
Springing Environmental Escrow Description	Closing Statement, Loan Agreement
Tax Escrow (Initial)	Closing Statement, Loan Agreement
Tax Escrow (Monthly)	Closing Statement, Loan Agreement
Tax Escrow - Cash or LoC	Closing Statement, Loan Agreement
Tax Escrow - LoC Counterparty	Closing Statement, Loan Agreement

A-6

Attribute	Source Document
Springing Tax Escrow Description	Closing Statement, Loan Agreement
Insurance Escrow (Initial)	Closing Statement, Loan Agreement
Insurance Escrow (Monthly)	Closing Statement, Loan Agreement
Insurance Escrow - Cash or LoC	Closing Statement, Loan Agreement
Insurance Escrow - LoC Counterparty	Closing Statement, Loan Agreement
Springing Insurance Escrow Description	Closing Statement, Loan Agreement
Debt Service Escrow (Initial)	Closing Statement, Loan Agreement
Debt Service Escrow (Monthly)	Closing Statement, Loan Agreement
Debt Service Escrow - Cash or LoC	Closing Statement, Loan Agreement
Debt Service Escrow - LoC Counterparty	Closing Statement, Loan Agreement
FF&E Reserve (Initial)	Closing Statement, Loan Agreement
FF&E Reserve (Monthly)	Closing Statement, Loan Agreement
FF&E Reserve Cap	Closing Statement, Loan Agreement
FF&E Escrow - Cash or LoC	Closing Statement, Loan Agreement
FF&E Escrow - LoC Counterparty	Closing Statement, Loan Agreement
Springing FF&E Reserve Description	Closing Statement, Loan Agreement
Other Escrow I Reserve Description	Closing Statement, Loan Agreement
Other Escrow I (Initial)	Closing Statement, Loan Agreement
Other Escrow I (Monthly)	Closing Statement, Loan Agreement
Other Escrow I Cap	Closing Statement, Loan Agreement
Other Escrow I Escrow - Cash or LoC	Closing Statement, Loan Agreement
Other Escrow I - LoC Counterparty	Closing Statement, Loan Agreement
Springing Other Escrow I Reserve Description	Closing Statement, Loan Agreement
Other Escrow II Reserve Description	Closing Statement, Loan Agreement
Other Escrow II (Initial)	Closing Statement, Loan Agreement
Other Escrow II (Monthly)	Closing Statement, Loan Agreement
Other Escrow II Cap	Closing Statement, Loan Agreement

A-7

Attribute	Source Document
Other Escrow II Escrow - Cash or LoC	Closing Statement, Loan Agreement
Other Escrow II - LoC Counterparty	Closing Statement, Loan Agreement
Springing Other Escrow II Reserve Description	Closing Statement, Loan Agreement
Holdback	Closing Statement, Loan Agreement
Pari Passu Debt (Y/N)	Promissory Note, Loan Agreement
Total Pari Passu Cut-Off Date Principal Balance	Promissory Note, Loan Agreement, Note Splitter
Trust Component % of Pari Passu	Promissory Note, Loan Agreement, Note Splitter
Existing Subordinate Secured Debt (Y/N)	Loan Agreement, Promissory Note
Existing Sub Sec Debt In Trust (Y/N)	Loan Agreement, Promissory Note
Sub Sec Debt Description	Loan Agreement, Promissory Note
Sub Sec Debt Original Principal Balance	Provided by the Company
Sub Sec Debt Cut-Off Date Principal Balance	Loan Agreement, Promissory Note
Existing Mezzanine Debt (Y/N)	Loan Agreement, Mezzanine Loan Agreement
Existing Mezzanine Debt In Trust (Y/N)	Loan Agreement, Mezzanine Loan Agreement
Mezzanine Debt Original Principal Balance	Loan Agreement, Mezzanine Loan Agreement
Mezzanine Debt Cut-Off Date Principal Balance	Loan Agreement, Mezzanine Loan Agreement
Existing Unsecured Debt (Y/N)	Loan Agreement, Promissory Note
Unsecured Debt Original Principal Balance	Loan Agreement, Promissory Note
Unsecured Debt Cut-Off Date Principal Balance	Loan Agreement, Promissory Note
Additional Debt - Loan Type	Loan Agreement, Mezzanine Loan Agreement; Promissory Note
Additional Debt - Mortgage Rate	Loan Agreement, Mezzanine Loan Agreement; Promissory Note
Additional Debt - Mortgage Rate Cap	Loan Agreement, Mezzanine Loan Agreement; Promissory Note
Additional Debt - Mortgage Rate Floor	Loan Agreement, Mezzanine Loan Agreement; Promissory Note
Additional Debt - Interest Accrual Basis	Loan Agreement, Mezzanine Loan Agreement; Promissory Note

A-8

Attribute	Source Document
Additional Debt - Balloon Payment	Loan Agreement, Mezzanine Loan Agreement; Promissory Note
Additional Debt - Amortization Term (Original)	Loan Agreement, Mezzanine Loan Agreement; Promissory Note
Additional Debt - Amortization Term (Remaining)	Loan Agreement, Mezzanine Loan Agreement; Promissory Note
Additional Debt -Loan Term (Original)	Loan Agreement, Mezzanine Loan Agreement; Promissory Note
Additional Debt - Loan Term (Remaining)	Loan Agreement, Mezzanine Loan Agreement; Promissory Note
Additional Debt - IO Period	Loan Agreement, Mezzanine Loan Agreement; Promissory Note
Additional Debt - Seasoning	Loan Agreement, Mezzanine Loan Agreement; Promissory Note
Additional Debt - Loan Amortization Type	Loan Agreement, Mezzanine Loan Agreement; Promissory Note
Additional Debt - ARD Loan (Y/N)	Loan Agreement, Mezzanine Loan Agreement; Promissory Note
Additional Debt - ARD Mortgage Rate After ARD	Loan Agreement, Mezzanine Loan Agreement; Promissory Note
Additional Debt - Hyper-Amortization Commencement Date	Loan Agreement, Mezzanine Loan Agreement; Promissory Note
Additional Debt - Maturity Date or Anticipated Repayment Date	Loan Agreement, Mezzanine Loan Agreement; Promissory Note
Additional Debt - ARD Loan Maturity Date	Loan Agreement, Mezzanine Loan Agreement; Promissory Note
Additional Debt - # Extension Options	Loan Agreement, Mezzanine Loan Agreement; Promissory Note
Additional Debt - Fully Extended Maturity Date	Loan Agreement, Mezzanine Loan Agreement; Promissory Note
Additional Debt - Holdback	Loan Agreement, Mezzanine Loan Agreement; Promissory Note
Future Secured Debt Permitted (Y/N)	Loan Agreement, Mezzanine Loan Agreement; Promissory Note
Conditions for Future Secured Debt	Loan Agreement

A-9

Attribute	Source Document
Lender Consent Required for Future Secured Debt (Y/N)	Loan Agreement
Future Mezzanine Debt Permitted (Y/N)	Loan Agreement
Conditions for Future Mezzanine Debt	Loan Agreement
Lender Consent Required for Future Mezzanine Debt (Y/N)	Loan Agreement
Future Unsecured Debt Permitted (Y/N)	Loan Agreement
Conditions for Future Unsecured Debt	Loan Agreement
Lender Consent Required for Future Unsecured Debt (Y/N)	Loan Agreement
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Insurance – EOP
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report
Seismic Insurance Required and Obtained if PML >= 20% (Y/N)	Seismic Report, Insurance - EOP
Zoning Compliance	Zoning Report, Compliance
If Zoning Compliance = LNC or NC, O&L Insurance in Place? (Y/N/NAP)	Zoning Report, Compliance, Insurance - EOP
Terrorism Insurance (Y/N)	Insurance – EOP
Terrorism Insurance Limit - Description	Insurance – EOP
Affiliated Sponsor (Y/N)	Loan Agreement
Sponsor	Guaranty; Loan Agreement
Principals (Individuals)	Guaranty; Loan Agreement
Loan Purpose (Acquisition, Refinance)	Closing Statement

A-10

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Monthly Debt Service Amount	Loan Level Cut-Off Date Balance multiplied by the Current Rate multiplied by 365/360, divided by 12 months.
Current Rate	Mortgage Loan Margin % plus the assumed LIBOR rate Provided by the Company.
Cut-Off Date Balance Per Unit/SF	Loan Level Cut-Off Date Balance divided by No. of Units.
Loan Term (Remaining)	Loan Term (Original) less Seasoning.
Seasoning	Number of payments between and including the First Payment Date and the Cut-Off Date.
First Extension Interest Rate	Sum of the first extension spread as set forth in the Loan Agreement and the assumed LIBOR rate Provided by the Company.
First Extension Total Monthly Payment	Loan Level Cut-Off Date Balance multiplied by the First Extension Interest Rate multiplied by 365/360, divided by 12 months.
Second Extension Interest Rate	Sum of the second extension spread as set forth in the Loan Agreement and the assumed LIBOR rate Provided by the Company.
Second Extension Monthly Payment	Loan Level Cut-Off Date Balance multiplied by the Second Extension Interest Rate multiplied by 365/360, divided by 12 months.
Fully Extended Term (Original)	Sum of the Loan Term (Original), First Extension Period (Months), Second Extension Period (Months), and Third Extension Period (Months)
Fully Extended Term (Remaining)	Fully Extended Term (Original) less Seasoning
Fully Extended Maturity Date	Sum of the Maturity Date, First Extension Period (Months), Second Extension Period (Months), and Third Extension Period (Months)
Original LTV	Original Principal Balance divided by As-Is Appraised Value.
Cut-Off Date LTV Ratio	Loan Level Cut-Off Date Balance divided by As-Is Appraised Value.
LTV Ratio at Maturity or ARD	Balloon Payment divided by As-Is Appraised Value.

B-1

Attribute	Calculation Methodology
UW NOI DSCR	UW NOI divided by Monthly Debt Service Amount then divided by 12.
UW NCF DSCR	UW NCF divided by Monthly Debt Service Amount then divided by 12.
Cut-Off Date UW NOI Debt Yield	UW NOI divided by the Loan Level Cut-Off Date Balance.
Cut-Off Date UW NCF Debt Yield	UW NCF divided by the Loan Level Cut-Off Date Balance.
Total Debt Cut-off Date Balance	The sum of (i) Mezzanine Debt Cut-Off Date Principal Balance and (ii) Loan Level Cut-Off Date Balance
Total Debt Debt Service	The sum of (i) Monthly Debt Service Amount and (ii) Additional Debt - Debt Service
Total Debt Cut-Off Date LTV Ratio	Total Debt Cut-off Date Balance divided by As-Is Appraised value
Total Debt UW NOI DSCR	UW NOI divided by the product of Total Debt Debt Service multiplied by twelve
Total Debt UW NCF DSCR	UW NCF divided by the product of Total Debt Debt Service multiplied by twelve
Total Debt Cut-Off Date UW NOI Debt Yield	UW NOI divided by the amount equals Total Debt Cut-Off Date Balance.
Total Debt Cut-Off Date UW NCF Debt Yield	UW NCF divided by the amount equals Total Debt Cut-Off Date Balance.
Additional Debt - Debt Service	Mezzanine Debt Cut-Off Date Principal balance multiplied by the Additional Debt - Mortgage Rate multiplied by 365/360, divided by 12 months.

B-2

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company”, we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
2.	We were instructed by the company to assume the LIBOR rate is 1.5750% where denoted in the Calculation Methodology.

C-1